Investment Strategy	Sep. 24, 2025
Liberty One Spectrum ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal market conditions, invests in a diversified portfolio of equity securities, primarily the common stocks of dividend paying large capitalization U.S. companies that provide exposure across most sectors of the U.S. equity market. As of the date of this Prospectus, these twelve (12) sectors / sub-sectors in which the Fund will invest are: communication services; consumer food; consumer discretionary; consumer staples; energy; financials; healthcare; industrials; information technology; real estate; retail; and utilities. The Fund currently defines a large capitalization (large cap) company as one whose market capitalization is at least $5 billion and, at the time of purchase, is within the range of the market capitalizations of companies in the Russell 1000 Index (the “Russell 1000”). The Russell 1000 is an unmanaged index that tracks the highest ranking 1,000 stocks of the Russell 3000 Index (the “Russell 3000”). The Russell 1000 represents roughly 93% of the total market capitalization of the Russell 3000. The market capitalizations within the Russell 1000 will vary, but as of June 25, 2025, they ranged from approximately $1.5 billion to $3.8 trillion.

The Fund will invest across the broad spectrum of the U.S. equity market and will generally be invested in most sectors of the U.S. equity market. The Fund will consist of equally weighted investments designed to provide current income and capital appreciation potential with a focus on dividend-paying “blue chip” companies (companies that, in the Adviser’s view, are high quality companies with a long track record of dividend increases, strong growth potential characteristics, and potentially reduced volatility compared to the broad market). The Fund’s holdings will generally be equal-weighted by position and equal-weighted by sector. However, under certain circumstances, the Fund may be over-weighted in one or more positions or sectors because of market appreciation or if the Adviser believes that different weightings are appropriate. The Fund’s equity investments may not be equally weighted from time to time as the Fund navigates various market conditions and the Adviser manages various risks. Although investing in companies that provide dividend income is a fundamental component of the Fund’s principal investment strategy, the Fund may invest in securities that do not pay a dividend to shareholders.

The Fund will be invested primarily in the equity securities of large-capitalization companies that have a strong track record of paying a rising dividend to shareholders and that the Adviser considers to be established and mature, market leaders, with a strong, stable financial foundation and that have the potential for reduced volatility and high liquidity. As a result of the Fund’s focus on divided paying securities, a significant portion of the Fund’s holdings could be considered to be large cap value securities. The Adviser generally expects to keep the Fund’s portfolios fully invested in the market regardless of current market conditions.

The Adviser generally uses both a top-down and bottom up approach during portfolio construction. The Adviser will evaluate which industries, sectors and companies within the sectors the Fund will invest in based on the Adviser’s assessment of which companies exhibit favorable characteristics in the current and forecasted economic environments. The Fund’s portfolio components will be reviewed by the Adviser on a case-by-case basis to determine any changes to individual portfolio components and/or weights with the aim of enhancing the value of the Fund’s risk adjusted returns. The Adviser’s focus on investing in companies with strong, stable, dividend growing securities that exhibit a strong track record of earnings growth alongside strong balance sheets generally allows the Fund to have relatively low portfolio turnover.

The Fund’s sub-adviser, Vident Asset Management (the “Sub-Adviser”) will purchase or sell securities to implement the Adviser’s investment selections at a time determined appropriate by the Sub-Adviser and in accordance with, but not necessarily in the identical amounts as provided with the Adviser’s investment selections.

Liberty One Defensive Dividend Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal market conditions, invests at least 80% of its net assets (plus any borrowings for investment purposes) in a non-diversified portfolio of equity securities of companies that have a strong track record of paying a rising long-term dividend. These securities will typically, but not always be, companies that the Adviser believes are “recession resistant”, defensive in nature, and at the time of investment, have a strong track record of paying a rising long-term dividend income stream to investors. The Adviser considers a company to be “recession resistant”, if it has the potential to reduce long-term volatility within the Fund, has the potential to provide risk-adjusted returns in excess of its benchmark, and historically generates a long-term rising dividend income stream to investors.

The Adviser’s screening criteria relating to the Fund’s holdings may include, but are not limited to: a consistent and increasing dividend track record; an existing dividend policy that the Adviser deems sustainable for continued increases; moderate to low demand elasticity for the products and services that the business offers; below average volatility in revenue and earnings relative to the broader market; high revenue and earnings visibility, (for example, substantial recurring revenues with high switching costs); and lower sensitivity to fluctuations in the business cycle. Not all screening criteria must be met in order for a security to be included in the Fund.

The Fund will invest mainly in the common stocks of large capitalization U.S. companies, with a focus on dividend-paying stocks that offer the potential for capital growth and also provide current income. The Fund currently defines a large capitalization (large cap) company as one whose market capitalization is at least $5 billion and, at the time of purchase, is within the range of the market capitalizations of companies in the Russell 1000. The Russell 1000 is an unmanaged index that tracks the highest ranking 1,000 stocks of the Russell 3000. The Russell 1000 represents roughly 93% of the total market capitalization of the Russell 3000. The market capitalizations within the Russell 1000Index will vary, but as of June 25, 2025, they ranged from approximately $1.5 billion to $3.8 trillion.

The Fund’s investments will be focused in what the Adviser believes to be, although there is no guarantee, “recession resistant” sectors and sub-sectors of the U.S. economy or operate what the Adviser believes to be a “recession resistant” business model. As of the date of this Prospectus, such sectors currently include communication services, consumer food, consumer staples, healthcare, industrials, information technology, and utilities., The amount of the Fund’s assets invested at any given time in a particular sector will vary based on market conditions. Under certain circumstances, the Fund may be over-weighted in one or more sectors if the Adviser believes that different weightings are appropriate or because of market appreciation. The Adviser may also invest outside of sectors considered to be “recession resistant” if the Adviser deems a business model in a different sector is “recession resistant.”

The Adviser generally uses a top-down approach when deciding sector allocations for the Fund, and a bottom-up approach when deciding the individual companies in which the Fund will invest. The Adviser will evaluate which industries and sectors exhibit favorable characteristics in the current and forecasted economic environments when constructing the portfolio. The Fund’s portfolio components will be reviewed by the Adviser on a case-by-case basis to determine any changes to individual portfolio components and/or weights with the aim of enhancing the value of the Fund’s assets.

When the Adviser, in its sole discretion, determines that a sector is not on a “buy,” the Fund will invest those assets in other types of investments, including cash and cash equivalents.

The Fund is non-diversified and may invest a larger percentage of its assets in fewer issuers than diversified exchange-traded funds.

The Fund’s sub-adviser, Vident Asset Management (the “Sub-Adviser”), will purchase or sell securities to implement the Adviser’s investment selections at a time determined appropriate by the Sub-Adviser and in accordance with, but not necessarily in the identical amounts as provided with the Adviser’s investment selections.

Liberty One Tactical Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal market conditions, invests, directly or indirectly, in a non-diversified portfolio of equity securities and fixed income ETF securities. The Fund utilizes a balanced strategy in that the Fund is generally invested in both equity and fixed income securities. The Adviser will adjust the allocation between equity and fixed income securities based upon market conditions, and generally targets, to be invested between 35% to 65% in equity securities and 35% to 65% in fixed income securities. Market and economic circumstances may cause the Fund to invest beyond these ratios.

With respect to the Fund’s equity investments, the Fund will invest mainly in the common stocks of large capitalization U.S. companies, with a focus on dividend-paying value stocks that offer the potential for capital growth, current income, or both. The Fund currently defines a large capitalization (large cap) company as one whose market capitalization is at least $5 billion and, at the time of purchase, is within the range of the market capitalizations of companies in the Russell 1000. The Russell 1000 is an unmanaged index that tracks the highest ranking 1,000 stocks of the Russell 3000. The Russell 1000 represents roughly 93% of the total market capitalization of the Russell 3000. The market capitalizations within the Russell 1000 will vary, but as of June 25, 2025, they ranged from approximately $1.5 billion to $3.8 trillion.

The Fund’s equity investments generally will consist of equity investments with a focus on dividend-paying companies in defensive sectors and/or that operate what the Adviser believes to be “recession resistant” business models. The Fund will invest in companies that are established and mature, market leaders, with a strong financial foundation, offer the potential for reduced volatility, offer high liquidity and have a track record of strong shareholder stewardship and the ability to grow their dividends over time. The Fund’s equity investments may not be equally weighted from time to time as the Fund navigates various market conditions and the Adviser manages various risks. Not all screening criteria must be met in order for a security to be included in the Fund.

The Adviser’s screening criteria relating to the Fund’s equity holdings may include, but are not limited to: a consistent and increasing dividend track record and existing dividend policy that the Adviser deems sustainable for continued increases; moderate to low demand elasticity for the products and services that the business offers; below average volatility in revenue and earnings relative to the broader market; high revenue and earnings visibility, (for example, substantial recurring revenues with high switching costs); lower sensitivity to fluctuations in the business cycle.

The Fund’s equity investments will be focused in what the Adviser believes to be, although there is no guarantee, “recession resistant” sectors of the U.S. economy and/or companies that operate what the Adviser believes to be “recession resistant” business models. As of the date of this Prospectus, such sectors currently include communication services, consumer food, consumer staples, industrials, information technology, healthcare, and utilities. The amount of the Fund’s assets invested at any given time in a particular sector will vary based on market conditions. Under certain circumstances, the Fund may be over-weighted in one or more sectors if the Adviser believes that different weightings are appropriate or because of market appreciation. The Adviser may also invest outside of sectors considered to be “recession resistant” if the Adviser deems a business model in a different sector is “recession resistant” and pays an attractive dividend.

The Adviser generally uses a top-down approach when deciding asset and sector allocations for the Fund, and a bottom-up approach when deciding the individual companies in which the Fund will invest. The Adviser will evaluate which industries and sectors exhibit favorable characteristics in the current and forecasted economic environments when constructing the portfolio structure. The Fund’s portfolio components will be reviewed by the Adviser on a case-by-case basis to determine any changes to individual portfolio components and/or weights with the aim of enhancing the value of the Fund’s assets.

With respect to the fixed income investments, the Fund will primarily be invested in corporate bonds and Government bonds indirectly through ETFs that provide balanced U.S. bond market exposure, as selected by the Adviser. The Fund will invest in fixed income ETFs with credit quality, duration, and yields based on what the Adviser determines is appropriate for the current economic environment. The underlying investment companies in which the Fund invests may invest in securities of any maturity or quality, including securities rated below investment grade (often referred to as “high yield” or “junk” bonds) securities. The Fund may invest in underlying investment companies that utilize various types of derivatives, including options, interest rate swaps, forward and futures contracts, and total return swap contracts, for hedging or risk management purposes, such as attempting to minimize interest rate risk exposure, or to increase income or gains. The Fund will typically invest a substantial portion of the Fund’s investments in securities of issuers with a range of credit ratings. The Fund may invest up to 20% of its net assets in high yield securities.

The Adviser expects to keep the Fund’s portfolios fully invested in the markets. The Fund is non-diversified and may invest a larger percentage of its assets in fewer issuers than diversified exchange-traded funds.

The Fund’s sub-adviser, Vident Asset Management (the “Sub-Adviser”) will purchase or sell securities to implement the Adviser’s investment selections at a time determined appropriate by the Sub-Adviser and in accordance with, but not necessarily in the identical amounts as provided with the Adviser’s investment selections.